Value Line Emerging Opportunities Fund, Inc.

Supplement dated December 21, 2012 to
Summary Prospectus dated August 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus.

The following changes apply to the Value Line Emerging Opportunities Fund, Inc. (your “Fund”) effective on or about January 2, 2013:

1.          Name Change.  Your Fund will change its name to “Value Line Small Cap Opportunities Fund, Inc.”  The reason for this name change is to be more descriptive of your Fund’s investment policy of investing primarily in small market capitalization companies.

2.          Small Capitalization Policy.  In connection with the change in your Fund’s name, your Fund’s current policy of normally investing at least 65% of its assets in stocks of U.S. companies with small market capitalizations will be changed to normally investing at least 80% of its assets in stocks of U.S. companies with small market capitalizations.

To implement this change, the following replaces the first paragraph on page 3 under the caption “Principal investment strategies of the Fund”:

Under normal circumstances, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in stocks of U.S. companies with small market capitalizations (the “80% Policy”).  A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.

The Adviser defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market.  Although there is not an universal definition of a “small market capitalization company,” the Adviser uses Lipper Inc.’s definition to determine if a company is a small market capitalization company.  Lipper Inc. (an independent firm unaffiliated with the Adviser) considers a company to have a small market capitalization if its market capitalization is below the 85th percentile of the aggregate capitalization of all the companies in the Russell 3000 Index.  Both the market capitalizations of the companies in the index and the composition of the index change with market conditions.  A company’s categorization is based on its market capitalization at the time of investment by the Fund and, as of date of this supplement, the small market capitalization ceiling is $4.2 billion.  The 80% policy can be changed without shareholder approval upon at least 60 days’ prior written notice.  The Adviser considers a company to be mid-cap if it has a market capitalization of less than $12.2 billion and it is not a small market capitalization company.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS FOR FUTURE REFERENCE

Value Line Emerging Opportunities Fund, Inc.

Supplement dated December 21, 2012 to
Prospectus dated August 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.

The following changes apply to the Value Line Emerging Opportunities Fund, Inc. (your “Fund”) effective on or about January 2, 2013:

1.          Name Change.  Your Fund will change its name to “Value Line Small Cap Opportunities Fund, Inc.”  The reason for this name change is to be more descriptive of your Fund’s investment policy of investing primarily in small market capitalization companies.

2.          Small Capitalization Policy.  In connection with the change in your Fund’s name, your Fund’s current policy of normally investing at least 65% of its assets in stocks of U.S. companies with small market capitalizations will be changed to normally investing at least 80% of its assets in stocks of U.S. companies with small market capitalizations.

    To implement this change, the following replaces the first paragraph on page 3 under the caption “Principal investment strategies of the Fund”:

Under normal circumstances, EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in stocks of U.S. companies with small market capitalizations (the “80% Policy”).  A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.

The Adviser defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market.  Although there is not an universal definition of a “small market capitalization company,” the Adviser uses Lipper Inc.’s definition to determine if a company is a small market capitalization company.  Lipper Inc. (an independent firm unaffiliated with the Adviser) considers a company to have a small market capitalization if its market capitalization is below the 85th percentile of the aggregate capitalization of all the companies in the Russell 3000 Index.  Both the market capitalizations of the companies in the index and the composition of the index change with market conditions.  A company’s categorization is based on its market capitalization at the time of investment by the Fund and, as of date of this supplement, the small market capitalization ceiling is $4.2 billion.  The 80% policy can be changed without shareholder approval upon at least 60 days’ prior written notice.  The Adviser considers a company to be mid-cap if it has a market capitalization of less than $12.2 billion and it is not a small market capitalization company

The following text will replace the text in the second paragraph on page 8 under the caption “Principal investment strategies”

Under normal circumstances, the Adviser invests at least 80% of the Fund’s assets in stocks of U.S. companies with small market capitalizations.  A portion of the Fund’s assets may also be invested in stocks of U.S. mid-market capitalization companies.

The Adviser defines “stocks of U.S. companies” as companies that do business in the U.S., are organized in the U.S. or whose stock is traded on a U.S. exchange or over-the-counter market.  Although there is not an universal definition of a “small market capitalization company,” the Adviser uses Lipper Inc.’s definition to determine if a company is a small market capitalization company.  Lipper Inc. (an independent firm unaffiliated with the Adviser) considers a company to have a small market capitalization if its market capitalization is below the 85th percentile of the aggregate capitalization of all the companies in the Russell 3000 Index.  Both the market capitalizations of the companies in the index and the composition of the index change with market conditions.  A company’s categorization is based on its market capitalization at the time of investment by the Fund and, as of date of this supplement, the small market capitalization ceiling is $4.2 billion.  The 80% policy can be changed without shareholder approval upon at least 60 days’ prior written notice.  The Adviser considers a company to be mid-cap if it has a market capitalization of less than $12.2 billion and it is not a small market capitalization company.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE

Value Line Emerging Opportunities Fund, Inc.

Supplement dated December 21, 2012 to
Statement of Additional Information dated August 1, 2012

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information.

The following changes apply to the Value Line Emerging Opportunities Fund, Inc. (your “Fund”) effective on or about January 2, 2013:

1.           Name Change.  Your Fund will change its name to “Value Line Small Cap Opportunities Fund, Inc.”  The reason for this name change is to be more descriptive of your Fund’s investment policy of investing primarily in small market capitalization companies.

2.           In connection with the change, the following text will replace the first paragraph on page B-2 under the caption “DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.”

History and Classification. The Fund is an open-end, diversified management investment company incorporated in Maryland in 1993 under the name “Value Line Small-Cap Growth Fund, Inc.”  In February 2000, the Fund’s name changed to “Value Line Emerging Opportunities Fund, Inc.”  In January 2013, the Fund’s name changed to “Value Line Small Cap Opportunities Fund, Inc.”  The Fund’s investment adviser is EULAV Asset Management (the “Adviser”), a Delaware statutory trust.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE